INCOME TAXES - Deferred Tax Asses and Liabilities (Details) - USD ($) $ in Thousands	Jan. 03, 2021	Dec. 29, 2019
Deferred Tax Assets, Net [Abstract]
Accrued expenses	$ 279	$ 171
Pension,?retirement?and?other?benefits	532	548
Inventories, including uniform capitalization	201	19
Investment in Utz Brands Holdings, LLC	50,371	0
Acquisition costs	985	0
Net operating losses	18,887	18,915
Credits	108	105
Charitable contributions	0	101
Other deferred tax assets	509	0
Total gross deferred tax assets	71,872	19,859
Valuation allowance	(57,177)	(1,563)
Net deferred tax assets	14,695	18,296
Deferred Tax Liabilities, Net [Abstract]
Plant and equipment, accelerated depreciation	(12,560)	(11,117)
Intangibles	(75,681)	(26,301)
Other deferred tax liabilities	(240)	(1)
Total deferred tax liabilities	(88,481)	(37,419)
Net deferred tax liabilities	$ (73,786)	$ (19,123)